Equity Investments - Additional Information (Detail)	12 Months Ended			1 Months Ended			6 Months Ended	12 Months Ended					12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Hunter Ridge Energy Services LLC [Member] USD ($)	Nov. 30, 2012 Hunter Ridge Energy Services LLC [Member]	Dec. 31, 2013 Hunter Ridge Energy Services LLC [Member] USD ($)	Jun. 30, 2012 Duferdofin Nucor S.r.l. [Member] USD ($)	Dec. 31, 2014 Duferdofin Nucor S.r.l. [Member] USD ($)	Dec. 31, 2013 Duferdofin Nucor S.r.l. [Member] USD ($)	Dec. 31, 2012 Duferdofin Nucor S.r.l. [Member] USD ($)	Dec. 31, 2014 Duferdofin Nucor S.r.l. [Member] EUR (€)	Dec. 31, 2013 Duferdofin Nucor S.r.l. [Member] EUR (€)	Dec. 31, 2014 Duferdofin Nucor S.r.l. [Member] Standby Medium Long Term Credit Facility [Member] USD ($)	Dec. 31, 2014 Duferdofin Nucor S.r.l. [Member] Standby Medium Long Term Credit Facility [Member] EUR (€)	Dec. 31, 2014 Duferdofin Nucor S.r.l. [Member] Facility A [Member] USD ($)	Dec. 31, 2014 Duferdofin Nucor S.r.l. [Member] Facility A [Member] EUR (€)	Dec. 31, 2013 Duferdofin Nucor S.r.l. [Member] Facility A [Member] USD ($)	Dec. 31, 2013 Duferdofin Nucor S.r.l. [Member] Facility A [Member] EUR (€)	Dec. 31, 2014 NuMit LLC [Member] USD ($)	Dec. 31, 2013 NuMit LLC [Member] USD ($)	Dec. 31, 2014 Steel Technologies LLC [Member] USD ($) Sheet	Dec. 31, 2013 Steel Technologies LLC [Member] USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 872,500,000	$ 936,000,000		$ 138,600,000		$ 134,500,000		$ 412,900,000	$ 465,400,000										$ 301,500,000	$ 318,400,000
Period used for lag basis, in months				1 month	1 month			1 month											1 month
Equity method investment, ownership percentage				50.00%	50.00%			50.00%											50.00%
Equity method investments, share of net assets								57,400,000
Basis difference due to the step-up to fair value of certain assets and liabilities								355,500,000
Step-up to fair value of equity method investment, portion related to identification of goodwill								293,200,000
Amortization expense and other purchase accounting adjustments due to fair value step-up	72,423,000	74,356,000	73,011,000					10,500,000	11,200,000	11,100,000
Due from related parties, noncurrent								42,500,000	48,200,000		35,000,000	35,000,000
Notes receivable, related parties, interest rate								1.34%
Interest rate per year in excess of Euribor as of date of the notes								1.00%
Equity method investments note payable with parent company, maturity date								Jan. 31, 2016
Equity method investments credit facilities, amount															148,700,000	122,500,000
Total amount outstanding under equity method investments credit facilities													72,800,000	60,000,000	129,900,000	107,000,000	154,400,000	112,000,000
Line of credit facility, maturity period													Apr. 22, 2016	Apr. 22, 2016	Apr. 26, 2016	Apr. 26, 2016
Guarantor obligation percentage of exposure in case of default													50.00%	50.00%	50.00%	50.00%
Equity method investment, ownership percentage																					100.00%
Number of sheet processing facilities operated by Steel Technologies																					25
Notes receivable, related parties																						40,000,000
Line of credit extended to joint venture, amount outstanding																						17,000,000
Line of credit extended to joint venture																					100,000,000
Distributions from affiliates	53,738,000	8,708,000																	52,700,000	6,700,000
Impairment of equity method investments							$ 30,000,000